Cash and Securities Held in Trust Account - Additional Information (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 276,083,453
Minimum [Member]
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	3 months
Maximum
Cash And Securities Held In Trust Account [Line Items]
Short term investments original maturity term	1 year
U.S. Money Market
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 231
U.S. Treasury Securities
Cash And Securities Held In Trust Account [Line Items]
Cash and securities held in Trust Account	$ 276,083,222